Consolidated Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 9,004,744	$ 10,460,117	$ 263,910
Marketable securities	2,002,730	3,010,119
Accounts receivable	231,209	284,401	125,000
Prepaid expenses and other current assets	247,308	202,380	142,741
Total current assets	11,485,991	13,957,017	531,651
Property and equipment, net	1,239,797	1,007,127	747,888
Other assets:
Restricted cash	562,410	562,410	32,666
Other assets	8,416	8,416	6,100
Total assets	13,296,614	15,534,970	1,318,305
Current liabilities:
Accounts payable	264,486	614,106	342,595
Accrued expenses and other current liabilities	550,430	217,141	206,035
Deferred rent		32,416	15,101
Deferred revenue	174,052	134,908	25,714
Current portion of long-term debt			716,000
Derivative liabilities	11,448,918	16,118,802	41,466
Total current liabilities	12,437,886	17,117,373	1,346,911
Deferred rent, net of current portion	3,684		37,267
Deferred revenue, net of current portion	87,026	101,180
Long-term debt, net of current portion and discount			339,348
Total liabilities	12,528,596	17,218,553	1,723,526
Stockholders' equity (deficiency)
Preferred stock
Common stock	51,608	51,589	16,692
Additional paid-in-capital	16,131,624	15,965,252	9,089,324
Accumulated other comprehensive loss	(16,361)	(9,777)
Accumulated deficit	(15,398,853)	(17,690,647)	(9,511,237)
Total stockholders' equity (deficiency)	768,018	(1,683,583)	(405,221)
Total liabilities and stockholders' equity (deficiency)	$ 13,296,614	$ 15,534,970	$ 1,318,305